Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 5 — Commitments and Contingencies
Registration and Stockholder Rights
The holders of the Founder Shares, Representative Shares, Private Placement Units and units that may be issued upon conversion of Working Capital Loans (and in each case holders of their component securities, as applicable) are entitled to registration rights pursuant to a registration rights agreement signed upon the effective date of the Initial Public Offering. These holders are entitled to make up to three demands, excluding short form registration demands, that the Company registered such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. However, the holders of the Representative Shares may not exercise demand and “piggyback” registration rights after five (5) and seven (7) years, respectively, after the effective date of the Company’s initial registration statement was declared effective and may not exercise demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of the prospectus filed in the Initial Public Offering to purchase up to 750,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. On February 2, 2021, the underwriters fully exercised the over-allotment option.
The underwriters were entitled to an underwriting discount of $0.15 per unit, or $862,500 in the aggregate, paid upon the closing of the Initial Public Offering.
Purchase Agreement
As described in Note 1, in consideration for entering into the Purchase Agreement, the Post-Combination Company is required to issue to Lincoln Park, on the date of the Closing, 150,000 shares of Common Stock, and on the date that is 90 days after the Closing, $1,500,000 of shares of Common Stock at a price equal to the arithmetic average of the closing sale price for the Common Stock on Nasdaq during the 10 consecutive business days immediately preceding the issuance of such shares; provided, that in no event shall the amount of such shares exceed 500,000. Pursuant to the terms of the Registration Rights Agreement, a copy of which is filed herewith as Exhibit 10.6, within 30 days of the Closing, the Post-Combination Company shall file with the SEC a new registration statement covering the resale of any shares of Common Stock purchased or otherwise acquired by Lincoln Park under the terms of the Purchase Agreement.

NOTE 5 — COMMITMENTS AND CONTINGENCIES
Registration and Stockholder Rights
The holders of the Founder Shares, Representative Shares, Private Placement Units and units that may be issued upon conversion of Working Capital Loans (and in each case holders of their component securities, as applicable) are entitled to registration rights pursuant to a registration rights agreement signed upon the effective date of the Initial Public Offering. These holders are entitled to make up to three demands, excluding short form registration demands, that the Company registered such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. However, the holders of the Representative Shares may not exercise demand and “piggyback” registration rights after five (5) and seven (7) years, respectively, after the effective date of the Company’s initial registration statement was declared effective and may not exercise demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of the prospectus filed in the Initial Public Offering to purchase up to 750,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. On February 2, 2021, the underwriters fully exercised the over-allotment option.

The underwriters were entitled to an underwriting discount of $0.15 per unit, or $862,500 in the aggregate, paid upon the closing of the
Initial
Public
Offering.